Summary of Significant Components of Current and Deferred Income Tax Recovery (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current income tax recovery (expense)	$ 109	$ (395)	$ 188
Origination and reversal of temporary differences	1,291	1,509	2,755
Change in unrecognized tax assets	(1,291)	(1,509)	(2,755)
Total income tax recovery (expense)	$ 109	$ (395)	$ 188